Related Party Transactions Other Than Board Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions Other Than Board Compensation
Term of commitments	6 years
Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Products and services provided	€ 0	€ 0
Products and services received	2	2
Outstanding balances at year end (Vendors)	0	0
Outstanding balances at year end (Customers)	0	0
Commitments at year end	0	0
Companies controlled by Supervisory Board Members
Related Party Transactions Other Than Board Compensation
Products and services provided	1	2
Products and services received	4	4
Sponsoring and other financial support provided	5	3
Outstanding balances at year end (Vendors)	0	0
Outstanding balances at year end (Customers)	0	0
Commitments at year end	51	6
Associated Entities
Related Party Transactions Other Than Board Compensation
Products and services provided	11	6
Products and services received	93	37
Outstanding balances at year end (Vendors)	(18)	(15)
Outstanding balances at year end (Customers)	€ 4	€ 4